BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details 1) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current 2023	€ 5,105	€ 4,243
Non-current 2024
Non-current 2025
Non-current 2026
Non-current 2027
Non-current 2028
Non-current Subsequent years
Non-current
Total	5,105	4,243	2,984
Current year 2022			2,984
Other borrowings [Member]
IfrsStatementLineItems [Line Items]
Non-current 2023	5,105	4,243
Non-current 2024
Non-current 2025
Non-current 2026
Non-current 2027
Non-current 2028
Non-current Subsequent years
Non-current
Total	5,105	4,243	2,984
Current year 2022			2,984
Non Current Related Parties [Member]
IfrsStatementLineItems [Line Items]
Non-current 2023	5,105	4,243
Non-current 2024
Non-current 2025
Non-current 2026
Non-current 2027
Non-current 2028
Non-current Subsequent years
Non-current
Total	€ 5,105	4,243	2,919
Current year 2022			2,919
Loan [Member]
IfrsStatementLineItems [Line Items]
Non-current 2023
Non-current 2024
Non-current 2025
Non-current 2026
Non-current 2027
Non-current Subsequent years
Non-current
Total
Current year 2022